First Omaha Funds
Semi-Annual Report
September 30, 2000
[graphic omitted]

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                          FIRST OMAHA FUNDS [graphic omitted] Semi-Annual Report

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                                                                  September 2000

Dear Shareholder:

Over the course of the last six months we have seen a dramatic shift in the equity markets away from the "highflying" growth sectors and into the more traditional value sectors such as utilities, energy and financials. This run-up in growth stocks has been unprecedented in both its time frame and magnitude. As we are all well aware, the markets can be extremely inefficient over the short run, but are extremely efficient in the valuation of the underlying business and their ability to generate profits over the long haul. We are seeing what many would argue to be a secular shift away from "irrational exuberance", back toward a more rational and time tested methodology of valuing companies; price to earnings ratios, debt to capital ratios, price to book value, etc.

The landscape is currently strewn with companies that have missed earnings expectations and been significantly punished as a result. This list includes not only the dotcom companies that were last years' darlings, but such industry standard bearers as Apple Computer, -62%; Lucent Technologies, -50%; Microsoft, -43%; Yahoo, -47%; and even NASDAQ Bellwether Cisco Systems, -28% (6 months ending September 30, 2000).

Although the recent market movement has helped to improve traditional valuation measures, it is still above what we consider to be "fair value". Using the widely accepted market barometer S&P 500 Composite Index as of September 30, 2000, the market is trading at 26.1 times 2000 earnings and 22.9 times earnings estimates for 2001. Our models suggest that "fair value" for the S&P 500 Composite Index would be somewhere in the 16 to 18 times earnings range. However, the fact remains that, in our opinion, the market has been trading above fair value on the S&P 500 Composite Index for many years, and trying to guess what any market index will do over the short run is an exercise in futility.

What we do believe with a great deal of conviction is that equity markets will go higher over the long run, and prices will follow the growth of corporate earnings over time.

We are encouraged by the recent trend of the markets back towards more traditional valuation measures. We have made changes in the portfolios over the last year to take advantage of this shift in psychology. But we must remain ever vigilant of the unseen landmines on the horizon that may send the portfolio off course. In the last several years it has been this incredible move away from value and towards rampant speculation within the highflying technology sector that has caused us great consternation. Today, instability in the oil rich Mideast, the ever present threat of inflation, and the possible recession that might follow keep us ever mindful of the care we must use in selecting the securities for the portfolios.

As always, the prudent way to develop a portfolio is through diversification. The portfolio should have representation in all sectors, not just the ones that have outperformed over the last several quarters.

A couple of bright spots we see on the horizon are in the Small Capitalization Value category, and the Short to Intermediate Bond sector. Small Cap Value is an area that has been virtually ignored over the last 5 years. As an asset class, Small Cap Value has outperformed all other asset classes since 1927, compiling a compounded annual return of 14.7% vs. 12.7% for Large Cap Value and 10.3% for Large Cap Growth (as of 3/1/2000). Bringing up the rear has been Small Cap Growth, one of the hottest performing asset classes of the last several years, with a compounded annual return of 9.6%. Small Cap Value has significantly underperformed most asset classes since 1995. The one place that we still can find strong companies with solid balance sheets and low valuations is in this asset class.

The outlook for the bond market remains unclear. There has been a lot of volatility in the bond markets over the last year, with no real clear trend emerging. The cross currents of inflation and a possible soft landing of this economy tug at the markets every day; and until the winner is proclaimed, the safest place continues to be in short to intermediate term government bonds.

We remain optimistic about the long-term prospects for the US economy, and its financial markets. We remain ever vigilant about short-term events that may derail this incredible bull market run.

                                                              1[graphic omitted]

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Semi-Annual Report [graphic omitted] FIRST OMAHA FUNDS
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Schedule of Portfolio Investments
September 30, 2000 (Unaudited)
U.S. GOVERNMENT MONEY MARKET FUND

  Principal
   Amount                                            Value
--------------                                    ---------
U.S. Government Agency Discount Notes 22.7%
               FHLB 0.7%
 $ 2,000,000   6.589%, 11/15/00                 $ 1,984,079
                                             --------------
               FHLMC 14.5%
               FHLMC
  15,000,000   6.458%, 10/03/00                  14,994,658
  15,000,000   6.466%, 10/10/00                  14,975,963
   8,177,000   6.487%, 12/07/00                   8,079,755
               FHLMC, MTN
   1,440,000   6.764%, 01/16/01                   1,412,321
                                             --------------
                                                 39,462,697
                                             --------------
               FNMA 7.5%
   2,059,000   6.577%, 10/06/00                   2,057,155
   4,288,000   6.580%, 10/19/00                   4,274,171
  10,000,000   6.530%, 11/30/00                   9,892,917
   4,187,000   6.483%, 12/04/00                   4,139,436
                                             --------------
                                                 20,363,679
                                             --------------
Total U.S. Government Agency Discount Notes
   (Cost $61,810,455)                            61,810,455
                                             --------------
U.S. Government Agency Obligations 65.5%
               FFCB 4.9%
               FFCB
     250,000   6.250%, 10/02/00                     249,998
               FFCB, MTN
     600,000   5.900%, 10/10/00                     599,848
  10,000,000   4.900%, 11/16/00                   9,983,556
     500,000   5.780%, 12/29/00                     498,665
   2,000,000   7.630%, 01/16/01                   2,005,114
                                             --------------
                                                 13,337,181
                                             --------------
               FHLB 23.8%
               FHLB
 $ 5,330,000   5.965%, 12/01/00                 $ 5,326,612
               FHLB, Ser 158
  15,000,000   6.430%, 07/20/01                  14,992,800
               FHLB, Ser 1F00
   1,060,000   6.090%, 11/03/00                   1,059,559
               FHLB, Ser 5M01
   9,000,000   6.360%, 01/18/01                   8,986,920
               FHLB, Ser GN00
   2,500,000   5.170%, 11/03/00                   2,496,025
   1,010,000   4.495%, 11/06/00                   1,008,018
               FHLB, Ser GT00
     300,000   5.180%, 11/17/00                     299,566
               FHLB, Ser HF00
   2,600,000   4.980%, 11/17/00                   2,594,112
               FHLB, Ser HW00
   2,000,000   5.000%, 12/01/00                   1,994,168
               FHLB, Ser ID00
   2,000,000   6.050%, 11/03/00                   1,998,680
               FHLB, Ser IJ00
   5,000,000   5.970%, 12/01/00                   4,997,401
               FHLB, Ser J500
     700,000   5.895%, 10/16/00                     699,759
               FHLB, Ser M300
     250,000   6.000%, 10/30/00                     249,920
               FHLB, Ser S901
  10,000,000   6.470%, 09/19/01                   9,997,129
               FHLB, Ser SG00
     500,000   5.170%, 11/17/00                     499,237
               FHLB, Ser YX00
     785,000   5.705%, 10/06/00                     784,946
               FHLB, Ser ZN00
   7,000,000   6.125%, 10/27/00                   6,995,349
                                             --------------
                                                 64,980,201
                                             --------------
               FHLMC 15.4%
               FHLMC
  25,000,000   6.450%, 08/17/01                  24,984,672
   2,000,000   6.401%, 09/21/01                   1,997,706
               FHLMC, MTN
   5,000,000   5.990%, 12/06/00                   4,995,954
  10,000,000   6.433%, 07/19/01                   9,994,908
                                             --------------
                                                 41,973,240
                                             --------------
[graphic omitted] 2
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                           FIRST OMAHA FUNDS [GRAPHIC OMITTED]Semi-Annual Report
--------------------------------------------------------------------------------
  Principal
   Amount                                            Value
--------------------------------------------------------------------------------
               FNMA 13.5%
               FNMA
 $ 5,500,000   8.250%, 12/18/00                 $ 5,516,601
   3,000,000   5.625%, 03/15/01                   2,986,207
               FNMA, MTN
   1,920,000   5.970%, 10/02/00                   1,919,978
   1,100,000   5.760%, 10/02/00                   1,099,971
     850,000   5.000%, 10/02/00                     849,971
   4,190,000   6.290%, 10/04/00                   4,189,987
   1,000,000   5.780%, 10/10/00                     999,787
   4,850,000   4.450%, 10/16/00                   4,845,864
     466,000   5.180%, 11/17/00                     465,352
   4,800,000   4.870%, 12/15/00                   4,784,114
   1,500,000   4.820%, 12/18/00                   1,495,221
   2,165,000   5.440%, 01/24/01                   2,157,841
     550,000   5.840%, 03/15/01                     548,031
   5,000,000   5.980%, 06/14/01                   4,969,367
                                             --------------
                                                 36,828,292
                                             --------------
               SLMA 5.8%
               SLMA, MTN
   1,000,000   5.900%, 12/01/00                     998,557
   5,000,000   6.633%, 02/01/01                   4,999,177
  10,000,000   6.697%, 03/09/01                   9,997,988
                                             --------------
                                                 15,995,722
                                             --------------
               TVA 2.1%
               TVA, Ser D
   5,717,000   6.000%, 11/01/00                   5,715,359
                                             --------------
Total U.S. Government Agency Obligations
  (Cost $178,829,995)                           178,829,995
                                             --------------
REPURCHASE AGREEMENT 12.6%
  Morgan Stanley Dean Witter,
  6.620%, dated 09/29/00, matures
  10/02/00, repurchase price
  $34,392,932, (collateralized by FHLMC
  FNMA obligations, 5.900% - 7.750%,
  02/01/01 - 08/03/09, total market
  $34,375,000   value: $35,234,673)          $   34,375,000
                                             --------------
Total Repurchase Agreement
  (Cost $34,375,000)                             34,375,000
                                             --------------
Total Investments (Cost $275,015,450) 100.8%    275,015,450
                                             ==============
Other Assets and Liabilities, Net (0.8)%         (2,238,512)
                                             --------------
NET ASSETS 100.0%                              $272,776,938
                                             ==============


FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series
SLMA -- Student Loan Marketing Association
TVA -- Tennessee Valley Authority

See notes to financial statements.

                                                              3[graphic omitted]

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Schedule of Portfolio Investments
September 30, 2000 (Unaudited)
SHORT/INTERMEDIATE FIXED INCOME FUND

  Principal
   Amount                                            Value
-----------                                      ----------
CORPORATE BONDS 45.9%
               COMMUNICATIONS EQUIPMENT 7.0%
               AT&T Corp.
  $  750,000   6.750%, 04/01/04                  $  741,562
               Motorola, Inc.
     750,000   6.500%, 03/01/08                     719,062
                                             --------------
                                                  1,460,624
                                             --------------
               DATA PROCESSING 3.3%
               First Data Corp., Ser D, MTN
     750,000   5.800%, 12/15/08                     675,000
                                             --------------
               FINANCIAL SERVICES 14.1%
               Ford Motor Credit Co.
     750,000   6.500%, 02/15/06                     720,000
               Goldman Sachs Group, Inc.
     750,000   6.650%, 05/15/09                     709,687
               Merrill Lynch & Co.
     750,000   6.640%, 09/19/02                     746,857
               Morgan Stanley Dean Witter & Co.,
               Ser C, MTN
     750,000   6.500%, 12/31/01                     747,188
                                             --------------
                                                  2,923,732
                                             --------------
               PHARMACEUTICALS 3.7%
               Eli Lilly & Co.
     750,000   8.125%, 12/01/01                     760,313
                                             --------------
               RETAIL 7.2%
               Sears Roebuck Acceptance Note
     750,000   6.900%, 08/01/03                     740,625
               Wal-Mart Stores, Inc.
     750,000   6.500%, 06/01/03                     746,250
                                             --------------
                                                  1,486,875
                                             --------------

               UTILITIES & ELECTRICAL SERVICES 10.6%
               Northern States Power Co.
  $  750,000   5.750%, 10/01/03                  $  731,250
               Potomac Electric Power Co.
     750,000   6.250%, 10/15/07                     725,625
               Union Electric Co.
     750,000   6.875%, 08/01/04                     747,188
                                             --------------
                                                  2,204,063
                                             --------------
Total Corporate Bonds
(Cost $9,799,265)                                 9,510,607
                                             --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 26.0%
               FFCB 7.1%
               FFCB, MTN
     750,000   5.940%, 06/10/02                     743,438
     750,000   5.720%, 04/13/05                     724,688
                                             --------------
                                                  1,468,126
                                             --------------
               FHLB 15.4%
               FHLB, Ser 152
   1,000,000   6.750%, 05/01/02                   1,003,910
               FHLB, Ser 4S01
     500,000   6.000%, 11/15/01                     497,355
               FHLB, Ser AB09
     750,000   5.450%, 01/12/09                     685,425
               FHLB, Ser ES05
   1,000,000   6.500%, 11/29/05                     996,020
                                             --------------
                                                  3,182,710
                                             --------------
               FHLMC 3.5%
     750,000   5.950%, 01/19/06                     728,475
                                             --------------
Total U.S. Government Agency Obligations
   (Cost $5,522,210)                              5,379,311
                                             --------------






[graphic omitted]4

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                          FIRST OMAHA FUNDS [GRAPHIC OMITTED] Semi-Annual Report
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  Principal
   Amount                                            Value
-------------                                    ---------

U.S. TREASURY OBLIGATIONS 25.0%
               U.S. TREASURY NOTES 21.7%
  $  750,000   6.625%, 03/31/02                  $  755,385
     750,000   6.500%, 02/28/02                     753,510
     750,000   6.375%, 03/31/01                     750,000
     750,000   6.375%, 01/31/02                     751,635
     750,000   5.750%, 06/30/01                     746,715
     750,000   5.750%, 11/30/02                     746,250
                                             --------------
                                                  4,503,495
                                             --------------
               U.S. TREASURY STRIPS (A) 3.3%
   1,000,000   6.920%, 02/15/07                     687,500
                                             --------------
Total U.S. Treasury Obligations
(Cost $5,196,935)                                 5,190,995
                                             --------------
  Number of
   Shares
-----------
INVESTMENT COMPANY 2.3%

               Goldman Sachs U.S. Government
 489,150       Money Market Portfolio

                                                    489,150
                                             --------------
Total Investment Company
   (Cost $489,150)                                  489,150
                                             --------------
Total Investments (Cost $21,007,560) 99.2%       20,570,063
                                             ==============
Other Assets and Liabilities, Net 0.8%              156,718
                                             --------------

NET ASSETS 100.0%                               $20,726,781
                                             ==============

(A) Rate shown is the effective yield at time of purchase
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
MTN -- Medium Term Note
Ser -- Series
STRIPS -- Separate Trading of Registered Interest and Principal of Securities

See notes to financial statements.

                                                              5[graphic omitted]

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Schedule of Portfolio Investments
September 30, 2000 (Unaudited)
FIXED INCOME FUND

  Principal
   Amount                                            Value
---------                                        ----------

CORPORATE BONDS 57.8%
               CHEMICALS 4.4%
               Air Products and Chemicals, Inc.
 $ 2,000,000   6.250%, 06/15/03                 $ 1,943,880
                                             --------------
               FINANCIAL SERVICES 8.8%
               General Electric Capital Corp.
   2,000,000   5.500%, 11/01/01                   1,973,400
               Morgan Stanley Dean Witter & Co.
   2,000,000   5.625%, 01/20/04                   1,922,500
                                             --------------
                                                  3,895,900
                                             --------------
               PETROLEUM & FUEL PRODUCTS 13.2%
               Amoco Canada Co. Ltd.
   2,000,000   6.750%, 02/15/05                   1,992,400
               Conoco, Inc.
   2,000,000   5.900%, 04/15/04                   1,936,040
               Halliburton Co., Ser A, MTN
   2,000,000   6.750%, 02/01/27                   1,955,000
                                             --------------
                                                  5,883,440
                                             --------------
               PHARMACEUTICALS 4.5%
               Eli Lilly & Co.
   2,000,000   6.250%, 03/15/03                   1,982,500
                                             --------------
               RETAIL 3.8%
               Albertson's, Inc., Ser C, MTN
   2,000,000   6.340%, 02/25/13                   1,690,720
                                             --------------
               TELEPHONE & TELECOMMUNICATIONS 9.0%
               Citizens Communications Co.
   3,000,000   7.600%, 06/01/06                   2,970,480
               Worldcom, Inc.
   1,000,000   7.750%, 04/01/07                   1,024,640
                                             --------------
                                                  3,995,120
                                             --------------
               UTILITIES & ELECTRICAL SERVICES 14.1%
               Laclede Gas Co.
 $ 2,000,000   6.500%, 11/15/10                 $ 1,865,000
               National Rural Utilities Co.
   2,000,000   6.500%, 09/15/02                   1,987,500
               Union Electric Co.
   2,500,000   6.750%, 05/01/08                   2,412,500
                                             --------------
                                                  6,265,000
                                             --------------
Total Corporate Bonds
   (Cost $26,654,947)                            25,656,560
                                             --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 20.0%
               FNMA 20.0%
               FNMA
   2,000,000   7.250%, 01/15/10                   2,029,680
   1,000,000   7.125%, 01/15/30                   1,032,130
   2,000,000   5.875%, 02/02/06                   1,935,460
               FNMA, MTN
   2,000,000   6.500%, 07/16/07                   1,972,800
   2,000,000   6.410%, 11/13/12                   1,906,440
                                             --------------
Total U.S. Government Agency Obligations
   (Cost $9,419,300)                              8,876,510
                                             --------------

U.S. TREASURY OBLIGATIONS 20.0%
               U.S. TREASURY BONDS 10.1%
   2,000,000   7.250%, 05/15/16                   2,225,620
   2,000,000   7.125%, 02/15/23                   2,246,240
                                             --------------
                                                  4,471,860
                                             --------------
               U.S. TREASURY NOTES 9.9%
   2,000,000   5.875%, 11/15/04                   1,998,120
   2,500,000   5.500%, 05/15/09                   2,428,125
                                             --------------
                                                  4,426,245
                                             --------------
Total U.S. Treasury Obligations
   (Cost $8,849,668)                              8,898,105
                                             --------------

[graphic omitted]6

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                           FIRST OMAHA FUNDS [GRAPHIC OMITTED]Semi-Annual Report
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  Number of
   Shares                                            Value
-----------                                  --------------
INVESTMENT COMPANY 0.5%
               Goldman Sachs U.S. Government
     204,121   Money Market Portfolio            $  204,121
                                             --------------
Total Investment Company
   (Cost $204,121)                                  204,121
                                             ==============
Total Investments (Cost $45,128,036) 98.3%       43,635,296
                                             ==============
Other Assets and Liabilities, Net 1.7%              739,481
                                             --------------
Net Assets 100.0%                               $44,374,777
                                             ==============
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

See notes to financial statements.

                                                              7[graphic omitted]

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Schedule of Portfolio Investments
September 30, 2000 (Unaudited)
BALANCED FUND

   Number
  of Shares                                         Value
------------                                --------------
COMMON STOCKS 44.6%
               ADVERTISING 1.0%
               The Interpublic Group
       2,000   of Companies, Inc.                 $  68,125
                                             --------------
               APPAREL & TEXTILES 0.2%
         800   Kellwood Co.                          14,600
                                             --------------
               BANKS 1.1%
       1,900   Bank One Corp.                        73,387
                                             --------------
               BUILDING & CONSTRUCTION 0.8%
       2,500   Lafarge Corp.                         54,375
                                             --------------
               COMMUNICATIONS EQUIPMENT 1.1%
       2,700   Motorola, Inc.                        76,275
                                             --------------
               COMPUTERS & SERVICES 3.5%
       5,000   Compuware Corp.*                      41,875
         900   International Business Machines Corp.101,250
       2,600   NCR Corp.*                            98,312
                                             --------------
                                                    241,437
                                             --------------
               CONTAINERS & PACKAGING 2.1%
       3,600   Newell Rubbermaid, Inc.               82,125
       3,500   Sonoco Products Co.                   63,219
                                             --------------
                                                    145,344
                                             --------------
               COSMETICS & TOILETRIES 0.5%
         700   Colgate-Palmolive co.                 33,040
                                             --------------
               DATA PROCESSING 1.5%
       2,600   First Data Corp.                     101,562
                                             --------------
               ELECTRICAL EQUIPMENT 2.0%
       1,200   Emerson Electric Co.                  80,400
       1,600   Parker Hannifin Corp.                 54,000
                                             --------------
                                                    134,400
                                             --------------
               FINANCIAL SERVICES 2.2%
       1,100   Fannie Mae                            78,650
       1,300   Freddie Mac                           70,281
                                             --------------
                                                    148,931
                                             --------------
               FOOD, BEVERAGE & TOBACCO 2.4%
       1,000   Bestfoods                             72,750
       2,100   Pepsico, Inc.                         96,600
                                             --------------
                                                    169,350
                                             --------------
               INSURANCE 3.8%
         800   American General Corp.                62,400
       1,100   Marsh & McLennan Cos.                146,025
       1,900   SAFECO Corp.                          51,775
                                             --------------
                                                    260,200
                                             --------------
               MACHINERY 1.1%
       2,200   Ingersoll-Rand Co.                    74,525
                                             --------------
               MEDICAL PRODUCTS & SERVICES 1.2%
       3,100   Becton, Dickinson & Co.               81,956
                                             --------------
               MISCELLANEOUS BUSINESS SERVICES 0.8%
       2,400   R.R. Donnelley & Sons Co.             58,950
                                             --------------
               MULTIMEDIA 0.5%
         700   Gannett Co., Inc.                     37,100
                                             --------------
               PAINT & PAINT PRODUCTS 1.1%
       3,500   The Sherwin-Williams Company          74,813
                                             --------------
               PETROLEUM & FUEL PRODUCTS 6.2%
       1,300   Burlington Resources, Inc.            47,856
         800   Exxon Mobil Corp.                     71,300
       2,700   Halliburton Co.                      132,131
       1,500   Texaco, Inc.                          78,750
       2,800   Unocal Corp.                          99,225
                                             --------------
                                                    429,262
                                             --------------
               PHARMACEUTICALS 3.0%
       2,000   Abbott Laboratories                   95,125
       1,500   Bristol-Myers Squibb Co.              85,688
         600   Schering-Plough Corp.                 27,900
                                             --------------
                                                    208,713
                                             --------------
               TELEPHONE & TELECOMMUNICATIONS 3.2%
       1,200   SBC Communications, Inc.              60,000
       2,500   Verizon Communications*              121,094
       1,300   WorldCom, Inc.*                       39,488
                                             --------------
                                                    220,582
                                             --------------
               TOYS & GAMES 1.2%
       7,200   Mattel, Inc.                          80,550
                                             --------------
               TRANSPORTATION 1.1%
       2,000   Union Pacific Corp.                   77,750
                                             --------------

 [graphic omitted]8

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                           FIRST OMAHA FUNDS [GRAPHIC OMITTED]Semi-Annual Report
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   Number
  of Shares                                          Value
------------                                 --------------

               UTILITIES & ELECTRICAL SERVICES 3.0%
       1,300   Allegheny Energy, Inc.              $ 49,644
       2,100   DPL, Inc.                             62,475
         900   Teco Energy, Inc.                     25,875
       1,700   TXU Corp.                             67,362
                                             --------------
                                                    205,356
                                             --------------
Total Common Stocks
   (Cost $3,002,844)                              3,070,583
                                             --------------
  Principal
   Amount
-------------

CORPORATE BONDS 15.6%
               COMPUTERS & SERVICES 2.7%
               Dell Computer Corp.
    $200,000   6.550%, 04/15/08                     188,250
                                             --------------
               COSMETICS & TOILETRIES 2.6%
               Kimberly-Clark Corp.
     200,000   6.250%, 07/15/18                     179,500
                                             --------------
               FOOD, BEVERAGE & TOBACCO 7.3%
               Anheuser-Busch Cos., Inc.
     500,000   6.750%, 08/01/03                     502,988
                                             --------------
               UTILITIES & ELECTRICAL SERVICES 3.0%
               TXU Corp.
     200,000   8.250%, 04/01/04                     206,500
                                             --------------
Total Corporate Bonds
   (Cost $1,088,147)                              1,077,238
                                             --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS 14.6%
               FHLB 4.3%
               FHLB, Ser LU02
     300,000   5.660%, 05/21/02                     296,208
                                             --------------
               FNMA 10.3%
               FNMA
     300,000   7.250%, 01/15/10                     304,452
     200,000   7.125%, 01/15/30                     206,426
               FNMA, MTN
     200,000   6.440%, 08/14/07                     196,566
                                             --------------
                                                    707,444
                                             --------------
Total U.S. Government Agency Obligations
(Cost $1,000,103)                                 1,003,652
                                             --------------
U.S. TREASURY OBLIGATIONS 17.2%
               U.S. TREASURY BOND 3.2%
    $200,000   7.250%, 05/15/16                  $  222,562
                                             --------------
               U.S. TREASURY NOTES 14.0%
     250,000   7.000%, 07/15/06                     262,890
     200,000   6.250%, 02/28/02                     200,312
     500,000   6.000%, 08/15/09                     502,030
                                             --------------
                                                    965,232
                                             --------------
Total U.S. Treasury Obligations
   (Cost $1,165,204)                              1,187,794
                                             --------------

  Number of
   Shares
-----------

INVESTMENT COMPANIES 6.6%
               Federated Trust for
     250,000   U.S. Treasury Obligations            250,000
               Goldman Sachs U.S. Government
     205,359   Money Market Portfolio               205,359
                                             --------------
Total Investment Companies
(Cost $455,359)                                     455,359
                                             --------------
Total Investments (Cost $6,711,657) 98.6%         6,794,626
                                             ==============
Other Assets and Liabilities, Net 1.4%               93,486
                                             --------------
NET ASSETS 100.0%                                $6,888,112
                                             ==============

* Non-income producing security

FHLB -- Federal Home Loan Bank
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note
Ser -- Series

See notes to financial statements.

                                                              9[graphic omitted]

Semi-Annual Report [graphic omitted]FIRST OMAHA FUNDS
--------------------------------------------------------------------------------
Schedule of Portfolio Investments
September 30, 2000 (Unaudited)
EQUITY FUND

   Number
  of Shares                                          Value
-----------                                    ------------
COMMON STOCKS 97.0%
               ADVERTISING 2.2%
               The Interpublic Group
      39,600   of Companies, Inc.               $ 1,348,875
                                             --------------
               APPAREL & TEXTILES 0.9%
      30,300   Kellwood Co.                         552,975
                                             --------------
               BANKS 2.3%
      36,400   Bank One Corp.                     1,405,950
                                             --------------
               BUILDING & CONSTRUCTION 1.7%
      48,400   Lafarge Corp.                      1,052,700
                                             --------------
               COMMUNICATIONS EQUIPMENT 2.4%
      52,700   Motorola, Inc.                     1,488,775
                                             --------------
               COMPUTERS & SERVICES 7.8%
      98,000   Compuware Corp.*                     820,750
      18,000   International Business Machines
               Corp.                              2,025,000
      50,200   NCR Corp.*                         1,898,187
                                             --------------
                                                  4,743,937
                                             --------------
               CONTAINERS & PACKAGING 4.5%
      68,500   Newell Rubbermaid, Inc.            1,562,656
      65,800   Sonoco Products Co.                1,188,512
                                             --------------
                                                  2,751,168
                                             --------------
               COSMETICS & TOILETRIES 1.1%
      13,700   Colgate-Palmolive Co.                646,640
                                             --------------
               DATA PROCESSING 3.2%
      49,300   First Data Corp.                   1,925,781
                                             --------------
               ELECTRICAL EQUIPMENT 4.2%
      22,900   Emerson Electric Co.               1,534,300
      29,600   Parker Hannifin Corp.                999,000
                                             --------------
                                                  2,533,300
                                             --------------
               FINANCIAL SERVICES 4.7%
      21,000   Fannie Mae                         1,501,500
      25,500   Freddie Mac                        1,378,594
                                             --------------
                                                  2,880,094
                                             --------------
               FOOD, BEVERAGE & TOBACCO 5.2%
      18,200   Bestfoods                          1,324,050
      39,300   Pepsico, Inc.                      1,807,800
                                             --------------
                                                  3,131,850
                                             --------------
               INSURANCE 8.1%
      14,300   American General Corp.           $ 1,115,400
      21,400   Marsh & McLennan Cos.              2,840,850
      36,400   SAFECO Corp.                         991,900
                                             --------------
                                                  4,948,150
                                             --------------
               MACHINERY 2.3%
      41,900   Ingersoll-Rand Co.                 1,419,362
                                             --------------
               MEDICAL PRODUCTS & SERVICES 2.5%
      58,200   Becton, Dickinson & Co.            1,538,662
                                             --------------
               MISCELLANEOUS BUSINESS SERVICES 1.9%
      46,200   R.R. Donnelley & Sons Co.          1,134,788
                                             --------------
               MULTIMEDIA 1.0%
      11,100   Gannett Co., Inc.                    588,300
                                             --------------
               PAINT & PAINT PRODUCTS 2.4%
      67,500   The Sherwin-Williams Company       1,442,813
                                             --------------
               PETROLEUM & FUEL PRODUCTS 13.6%
      25,400   Burlington Resources, Inc.           935,038
      14,700   Exxon Mobil Corp.                  1,310,138
      52,500   Halliburton Co.                    2,569,219
      29,400   Texaco, Inc.                       1,543,500
      53,800   Unocal Corp.                       1,906,538
                                             --------------
                                                  8,264,433
                                             --------------
               PHARMACEUTICALS 6.5%
      38,000   Abbott Laboratories                1,807,375
      29,200   Bristol-Myers Squibb Co.           1,668,050
      10,400   Schering-Plough Corp.                483,600
                                             --------------
                                                  3,959,025
                                             --------------
               TELEPHONE & TELECOMMUNICATIONS 7.0%
      23,300   SBC Communications, Inc.           1,165,000
      48,600   Verizon Communications*            2,354,063
      25,200   WorldCom, Inc.*                      765,450
                                             --------------
                                                  4,284,513
                                             --------------
               TOYS & GAMES 2.6%
     139,600   Mattel, Inc.                       1,561,775
                                              -------------
               TRANSPORTATION 2.5%
      38,700   Union Pacific Corp.                1,504,462
                                             --------------





[graphic omitted]10

                           FIRST OMAHA FUNDS [GRAPHIC OMITTED]Semi-Annual Report
--------------------------------------------------------------------------------
   Number
  of Shares                                          Value
-----------                                   ------------

               UTILITIES & ELECTRICAL SERVICES 6.4%
      24,800   Allegheny Energy, Inc.          $    947,050
      40,500   DPL, Inc.                          1,204,875
      16,000   Teco Energy, Inc.                    460,000
      31,900   TXU Corp.                          1,264,037
                                             --------------
                                                  3,875,962
                                             --------------
Total Common Stocks
   (Cost $53,000,713)                            58,984,290
                                             --------------

INVESTMENT COMPANIES 4.7%
               Federated Trust for
   1,500,000   U.S. Treasury Obligations          1,500,000
               Goldman Sachs U.S. Government
   1,349,729   Money Market Portfolio             1,349,729
                                             --------------

Total Investment Companies
 (Cost $2,849,729)                                2,849,729
                                             --------------
Total Investments (Cost $55,850,442) 101.7%      61,834,019
                                             ==============

Other  Assets  and  Liabilities,  Net  (1.7%)    (1,055,897)
                                             --------------

NET ASSETS 100.0%                               $60,778,122
                                             ==============

* Non-income producing security

See notes to financial statements.

                                                             11[graphic omitted]

Semi-Annual Report[graphic omitted] FIRST OMAHA FUNDS
-------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2000 (Unaudited)
GROWTH FUND

   Number
  of Shares                                          Value
-----------                                  --------------
Common Stocks 94.9%
               AIR TRANSPORTATION 3.3%
      31,500   Southwest Airlines                $  763,875
                                             --------------
               AUTOMOTIVE 8.5%
      20,000   Cooper Industries, Inc.              705,000
      64,000   Dura Automotive Systems, Inc.*       591,000
       7,800   Genuine Parts Co.                    148,687
      13,900   Paccar, Inc.                         515,169
                                             --------------
                                                  1,959,856
                                             --------------
               BANKS 5.5%
       7,500   Comerica, Inc.                       438,281
      21,200   Firstar Corp.                        474,350
      11,900   Provident Financial Group, Inc.      349,562
                                             --------------
                                                  1,262,193
                                             --------------
               COMMERCIAL SERVICES 4.9%
      18,600   Convergys Corp.*                     723,075
      18,000   Valassis Communications, Inc.*       400,500
                                             --------------
                                                  1,123,575
                                             --------------
               COMPUTERS & SERVICES 9.4%
       6,000   Adobe Systems, Inc.                  931,500
      15,000   At Home Corp., Cl A*                 211,875
       2,000   Lycos, Inc.*                         137,531
      20,000   Symantec Corp.*                      880,000
                                             --------------
                                                  2,160,906
                                             --------------
               FINANCIAL SERVICES 0.6%
      20,000   Donaldson, Lufkin & Jenrette, Inc.*  137,500
                                             --------------
               FOOD, BEVERAGE & TOBACCO 7.0%
      14,000   Constellation Brands, Inc.*          760,375
      17,500   Robert Mondavi, Cl A*                715,313
      10,000   Wild Oats Markets, Inc.*             117,500
                                             --------------
                                                  1,593,188
                                             --------------
               INSURANCE 11.3%
      13,000   MBIA, Inc.                           924,625
      13,900   MGIC Investment Corp.                849,638
      11,000   XL Capital Ltd., Cl A                808,500
                                             --------------
                                                  2,582,763
                                             --------------
               MANUFACTURING 7.7%
      12,000   Dover Corp.                      $   563,250
      10,800   Illinois Tool Works                  603,450
      39,700   Sensormatic Electronics Corp.*       595,500
                                             --------------
                                                  1,762,200
                                             --------------
               MEDICAL PRODUCTS & SERVICES 13.5%
      14,000   Cerner Corp.*                        650,125
      10,000   Guidant Corp.*                       706,875
      20,000   Stryker Corp.                        858,750
       9,000   UnitedHealth Group, Inc.             888,750
                                             --------------
                                                  3,104,500
                                             --------------
               PETROLEUM & FUEL PRODUCTS 3.4%
       3,000   Enron Corp.                          262,875
      25,000   Midcoast Energy Resources            514,063
                                             --------------
                                                    776,938
                                             --------------
               REAL ESTATE INVESTMENT TRUST 3.3%
      13,300   Spieker Properties, Inc.             765,581
                                             --------------
               RETAIL 2.8%
      10,000   RadioShack Corp.                     646,250
                                             --------------
               STEEL & STEEL WORKS 2.7%
      20,400   Nucor Corp.                          614,550
                                             --------------
               TELEPHONE & TELECOMMUNICATIONS 8.4%
       8,000   Level 3 Communications, Inc.*        617,000
      19,000   Plantronics, Inc.*                   722,000
      12,000   Qwest Communications International*  576,750
                                             --------------
                                                  1,915,750
                                             --------------
               TRANSPORTATION 2.3%
      40,000   Swift Transportation Co., Inc.*      522,500
                                             --------------
               UTILITIES & ELECTRICAL SERVICES 0.3%
      20,000   Azurix Corp.*                         71,250
                                             --------------
Total Common Stocks
   (Cost $17,602,162)                            21,763,375
                                             --------------

[graphic omitted]12

                          FIRST OMAHA FUNDS [GRAPHIC OMITTED] Semi-Annual Report
--------------------------------------------------------------------------------
   Number
  of Shares                                          Value
-----------                                    ------------

CLOSED-END INVESTMENT COMPANY 2.3%
      25,000   Allied Capital Corp. Funds        $  518,750
                                             --------------
Total Closed-End Investment Company
   (Cost $482,938)                                  518,750
                                             --------------

INVESTMENT COMPANIES 7.2%
               Federated Trust for
     712,621   U.S. Treasury Obligations            712,621
               Goldman Sachs U.S. Government
     945,758   Money Market Portfolio               945,758
                                             --------------
Total Investment Companies
   (Cost $1,658,379)                              1,658,379
                                             --------------
Total Investments (Cost $19,743,479) 104.4%      23,940,504
                                             ==============

Other Assets and Liabilities, Net (4.4%)         (1,018,232)
                                             --------------
NET ASSETS 100.0%                               $22,922,272
                                            ===============

* Non-income producing security
Cl -- Class

See notes to financial statements.

                                                             13[graphic omitted]

Semi-Annual Report [graphic omitted] FIRST OMAHA FUNDS
--------------------------------------------------------------------------------

Schedule of Portfolio Investments
September 30, 2000 (Unaudited)
SMALL CAP VALUE FUND

   Number
  of Shares                                          Value
------------                                    -----------
COMMON STOCKS 95.0%
               AIR TRANSPORTATION 2.0%
       8,800   Midwest Express Holdings*         $  177,100
                                             --------------
               APPAREL & TEXTILES 3.9%
      46,400   Hartmarx Corp.*                      139,200
      11,000   Kellwood Co.                         200,750
                                             --------------
                                                    339,950
                                             --------------
               AUTOMOTIVE 3.9%
      10,600   Clarcor, Inc.                        206,700
       4,700   Modine Manufacturing Co.             132,408
                                             --------------
                                                    339,108
                                             --------------
               BANKS 6.9%
       5,000   Community First Bankshares            87,812
       6,200   Cullen/Frost Bankers, Inc.           201,500
      10,200   North Fork Bancorporation            220,575
       1,800   Wilmington Trust Corp.                96,525
                                             --------------
                                                    606,412
                                             --------------
               CHEMICALS 2.3%
       4,700   Arch Chemicals, Inc.                  85,775
       1,900   Dexter Corp.                         118,750
                                             --------------
                                                    204,525
                                             --------------
               COMMERCIAL SERVICES 2.7%
       9,800   Sitel Corp.*                          28,787
               Transaction Systems Architects,
      13,100   Inc., Cl A*                          212,875
                                             --------------
                                                    241,662
                                             --------------
               COMPUTERS & SERVICES 6.1%
       2,617   Avocent Corp.*                       144,262
      12,600   SBS Technologies, Inc.*              292,950
       4,200   THQ, Inc.*                            97,650
                                             --------------
                                                    534,862
                                             --------------
               DIVERSIFIED OPERATIONS 2.1%
       5,400   Teleflex, Inc.                       185,625
                                             --------------
               ELECTRICAL SERVICES & EQUIPMENT 3.3%
       4,000   Daktronics, Inc.*                     54,000
       7,000   Dallas Semiconductor Corp.           230,125
                                             --------------
                                                    284,125
                                             --------------
               FOOD, BEVERAGE & TOBACCO 4.5%
       8,600   Corn Products International, Inc. $  195,650
       9,900   Universal Foods Corp.                201,712
                                             --------------
                                                    397,362
                                             --------------
               HOUSEHOLD PRODUCTS 3.8%
       9,400   Church & Dwight, Inc.                172,725
       5,200   National Presto Industries, Inc.     155,675
                                             --------------
                                                    328,400
                                             --------------
               INSURANCE 8.5%
       7,300   Everest Re Group Ltd.                361,350
       6,500   Arthur J. Gallagher & Co.            384,313
                                             --------------
                                                    745,663
                                             --------------
               MACHINERY 5.6%
       6,100   Tecumseh Products Co., Cl A          255,438
       5,300   Tennant Co.                          234,525
                                             --------------
                                                    489,963
                                             --------------
               MEDICAL PRODUCTS & SERVICES 6.8%
       3,250   Akorn, Inc.*                          35,953
       5,400   Edwards Lifesciences Corp.*          117,788
      10,500   Innerdyne, Inc.*                      73,500
      17,200   Steris Corp.*                        206,400
       7,000   West Pharmaceutical Services, Inc.   162,750
                                             --------------
                                                    596,391
                                             --------------
               METALS & MINING 2.6%
      10,700   Amcast Industrial Corp.              100,981
       5,400   Cleveland-Cliffs, Inc.               123,525
                                             --------------
                                                    224,506
                                             --------------
               PAPER & PAPER PRODUCTS 2.8%
      19,900   P.H. Glatfelter Co.                  241,288
                                             --------------
               PETROLEUM & FUEL PRODUCTS 8.7%
       4,800   Newfield Exploration Co.*            224,100
       5,700   Tidewater, Inc.                      259,350
      10,600   WD-40 Co.                            225,250
       2,000   Western Gas Resources, Inc.           50,125
                                             --------------
                                                    758,825
                                             --------------

[graphic omitted]14

                          FIRST OMAHA FUNDS [GRAPHIC OMITTED] Semi-Annual Report
--------------------------------------------------------------------------------


   Number
  of Shares                                          Value
-----------                                     -----------
               PHARMACEUTICALS 5.8%
       7,537   King Pharmaceuticals, Inc.*       $  252,018
       4,100   Medicis Pharmaceutical, Cl A*        252,150
                                             --------------
                                                    504,168
                                             --------------
               REAL ESTATE INVESTMENT TRUST 1.0%
       4,200   National Golf Properties, Inc.        86,625
                                            --------------
               RETAIL 3.3%
      21,900   Casey's General Stores, Inc.         284,700
                                             --------------
               TOYS & GAMES 1.1%
       8,100   Hasbro, Inc.                          92,644
                                             --------------
               TRANSPORTATION 2.3%
      17,000   Werner Enterprises, Inc.             199,750
                                             --------------
               UTILITIES & ELECTRICAL SERVICES 5.0%
       3,600   Hubbell, Inc., Cl B                   90,225
       3,100   Idacorp, Inc.                        143,375
       9,500   OGE Energy Corp.                     202,469
                                             --------------
                                                    436,069
                                             --------------
Total Common Stocks
 (Cost $7,782,598)                                8,299,723
                                             --------------

  Principal
   Amount
----------
REPURCHASE AGREEMENT 5.7%
    Spear, Leeds & Kellogg, 6.400%,
    dated 09/29/00, matures 10/02/00,
    repurchase price $500,267,
    (collateralized by U.S. Treasury Note,
    11.750%, 02/15/01, total
    $500,000   market value: $509,922)              500,000
                                             --------------
Total Repurchase Agreement
   (Cost $500,000)                                  500,000
                                             --------------
INVESTMENT COMPANIES 4.9%
               Federated Trust for
     125,000   U.S. Treasury Obligations          $ 125,000
               Goldman Sachs U.S. Government
     301,145   Money Market Portfolio               301,145
                                             --------------
Total Investment Companies
   (Cost $426,145)                                  426,145
                                             --------------
Total Investments (Cost $8,708,743) 105.6%        9,225,868
                                             ==============
Other Assets and Liabilities, Net (5.6%)           (489,907)
                                             --------------
NET ASSETS 100.0%                                $8,735,961
                                             ==============
* Non-income producing security
Cl -- Class

See notes to financial statements.

                                                             15[graphic omitted]

Semi-Annual Report [graphic omitted]FIRST OMAHA FUNDS
--------------------------------------------------------------------------------

Statements of Assets and Liabilities
September 30, 2000 (Unaudited)

                                             U.S.        Short/
                                          Government  Intermediate    Fixed                                         Small Cap
                                         Money Market Fixed Income   Income     Balanced      Equity       Growth      Value
                                             Fund        Fund         Fund       Fund          Fund         Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $240,640,450,
   $21,007,560,
   $45,128,036, $6,711,657, $55,850,442,
   $19,743,479 and $8,208,743,
   respectively)                        $240,640,450  $20,570,063   $43,635,296 $6,794,626 $61,834,019  $23,940,504 $8,725,868
----------------------------------------
  Repurchase agreements, at value (cost
   $34,375,000$--, $--, $--, $--,
   $-- and $500,000, respectively)        34,375,000           --            --         --          --           --    500,000
----------------------------------------
  Receivable for securities sold                  --           --            --     26,406     549,016           --         --
----------------------------------------
  Receivable for portfolio shares sold        25,726       10,661        27,011     11,557      42,969      154,461      7,839
----------------------------------------
  Interest and dividends receivable        2,538,215      380,462       798,886     58,526      86,101       41,978      7,618
----------------------------------------
  Organizational expenses, net of
   accumulated amortization                       --           --            --        788          --        7,505      1,316
----------------------------------------
Prepaid expenses                              90,841       18,636        21,103     15,751      32,037       16,280     16,823
----------------------------------------
Other assets                                  23,714           --            --         --          --           --         --
---------------------------------------- -----------   ----------    ----------  ---------  ----------   ----------  ---------
Total Assets                             277,693,946   20,979,822    44,482,296  6,907,654  62,544,142   24,160,728  9,259,464
---------------------------------------- -----------   ----------    ----------  ---------  ----------   ----------  ---------
 LIABILITIES:
  Payable for securities purchased         3,466,573          --             --         --          --    1,105,969    133,207
-----------------------------------------
  Payable for portfolio shares redeemed           --     239,828         81,427        292   1,698,062      119,045    377,085
-----------------------------------------
  Dividend payable                         1,395,380          --             --         --          --           --         --
----------------------------------------
Accrued expenses and other liabilities        25,151      11,671         22,091     18,631      60,367       11,574     12,478
----------------------------------------
Accrued investment advisory fee               29,904       1,542          4,001        619       7,591        1,868        733
---------------------------------------- -----------   ---------     ----------  ---------  ----------   ----------  ---------
  Total Liabilities                        4,917,008     253,041        107,519     19,542   1,766,020    1,238,456    523,503
---------------------------------------- -----------   ---------     ----------  ---------  ----------   ----------  ---------
NET ASSETS                              $272,776,938 $20,726,781    $44,374,777 $6,888,112 $60,778,122  $22,922,272 $8,735,961
--------------------------------------- ============ ===========    =========== ========== ===========  =========== ==========
NET ASSETS CONSIST OF:
  Capital stock                                2,728          22             46          7          66           20          7
-----------------------------------------
  Paid-in capital in excess of par       272,789,670  21,469,238     47,399,267  8,866,801  58,601,191   19,595,882  8,806,656
-----------------------------------------
  Undistributed net investment income/
   (Distributions in excess of net
   investment income)                         10,034      18,634         41,334      2,022      (1,823)      15,395      1,245
----------------------------------------
  Accumulated net realized loss
   on investments                            (25,494)   (323,616)    (1,573,130)(2,063,687) (3,804,889)    (886,050)  (589,072)
----------------------------------------
  Net unrealized appreciation (depreciation)
   on investments                                 --    (437,497)    (1,492,740)    82,969   5,983,577    4,197,025    517,125
---------------------------------------- -----------   ---------     ----------  ---------------------   ----------  ---------
  Net Assets                            $272,776,938 $20,726,781    $44,374,777 $6,888,112 $60,778,122  $22,922,272 $8,735,961
---------------------------------------- ===========   =========     ==========  =========  ==========   ========== ==========
CAPITAL STOCK, $0.00001 par value
  Authorized (see Note 6)                500,000,000  50,000,000     50,000,000 50,000,000  50,000,000   50,000,000 50,000,000
  Issued and outstanding                 272,802,345   2,150,499      4,631,023    737,863   6,639,562    1,980,091    732,454
NET ASSET VALUE, REDEMPTION
 AND OFFERING PRICE PER SHARE
  (NET ASSETS/SHARES OUTSTANDING)              $1.00       $9.64          $9.58      $9.34       $9.15       $11.58     $11.93
----------------------------------------       =====       =====          =====      =====       =====       ======     ======


See notes to financial statements.


16[graphic omitted]

                              ST OMAHA FUNDS [GRAPHIC OMITTED]Semi-Annual Report

-------------------------------------------------------------------------------
Statements of Operations

For the Six Month Period Ended September 30, 2000 (Unaudited)

                                                U.S.        SHORT/
                                             GOVERNMENT  INTERMEDIATE   FIXED                                       SMALL CAP
                                            MONEY MARKET FIXED INCOME  INCOME    BALANCED     EQUITY      GROWTH      VALUE
                                                FUND        FUND       FUND       FUND        FUND        FUND        FUND
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:

  Interest                                   $8,938,133  $ 658,990  $1,494,658 $ 151,689  $    78,517  $  39,023  $   17,836
  Dividends                                          --         --          --    40,192      721,433    100,255      80,941
----------------------------------------     ----------  ---------  ---------- ---------  -----------  ---------  ----------
  Total Investment Income                     8,938,133    658,990   1,494,658   191,881      799,950    139,278      98,777
----------------------------------------     ----------  ---------  ---------- ---------  -----------  ---------  ----------
EXPENSES:
----------------------------------------
  Investment advisory fees                      350,910     51,134     136,321    29,808      261,008     77,450      35,300
----------------------------------------
  Fund administration and accounting fees       280,728     20,454      45,440    25,069       69,602     25,069      25,069
----------------------------------------
  Custody fees                                   42,109      3,068       6,816     1,193       10,441      3,098       1,246
----------------------------------------
  Shareholder servicing fees                     38,009     16,311      22,435    16,335       40,622     15,847      15,240
----------------------------------------
  Federal and state registration fees            21,045      5,778       6,767     5,350       11,054      3,832       6,582
----------------------------------------
  Professional fees                              13,181      7,130       8,949     6,800       11,872      6,613       6,579
----------------------------------------
  Reports to shareholders                        13,646      1,197       3,620     1,185        9,036        609         635
----------------------------------------
  Directors' fees                                 6,568      1,017       2,039       626        6,281      1,182         397
----------------------------------------
  Insurance                                       3,887        481       1,603       467        4,065         --         252
----------------------------------------
  Pricing fees                                      587      1,585       1,600     1,736          755        970         754
----------------------------------------
  Administrative services plan fees                  --      9,407      22,279     3,229       32,721         --       3,838
----------------------------------------
  Amortization of organization expenses             174        174         174       468          174      1,506         964
----------------------------------------
  Other expenses                                  1,987         --         120        --        1,050        300`         57
----------------------------------------     ----------  ---------  ---------- ---------  -----------  ---------   ---------
  Total expenses before waiver                  772,831    117,736     258,163    92,266      458,681    136,476      96,913
----------------------------------------
  Waiver of expenses                           (256,563)   (17,271)    (39,638)  (16,132)     (43,112)   (34,851)    (23,397)
----------------------------------------     ----------  ---------  ---------- ---------  -----------  ---------   ---------
  Net Expenses                                  516,268    100,465     218,525    76,134      415,569    101,625      73,516
----------------------------------------     ----------  ---------  ---------- ---------  -----------  ---------   ---------
NET INVESTMENT INCOME                         8,421,865    558,525   1,276,133   115,747      384,381     37,653      25,261
----------------------------------------     ----------  ---------  ---------- ---------  -----------  ---------   ---------
REALIZED AND uNREALIZED gAIN (LOSS):
  Net realized gain (loss) on investments           110    (96,849)   (874,221) (215,654)   2,971,035   (104,127)   (122,792)
----------------------------------------
  Change in unrealized appreciation
   (depreciation)
   on investments                                    --    279,467     804,791   241,218   (1,661,052)   203,664   1,356,504
----------------------------------------     ----------  ---------  ---------- ---------  -----------  ---------  ----------
  Net Gain (Loss) on Investments                    110    182,618     (69,430)   25,564    1,309,983     99,537   1,233,712
----------------------------------------     ----------  ---------  ---------- ---------  -----------  ---------  ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                 $8,421,975   $741,143  $1,206,703 $ 141,311  $ 1,694,364  $ 137,190  $1,258,973
----------------------------------------     ==========  =========  ========== =========  ===========  =========  ==========

Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

                                                             17[graphic omitted]

Semi-Annual Repor[graphic omitted] FIRST OMAHA FUNDS
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
For the Six Month Period Ended September 30, 2000 (Unaudited) and the Year Ended March 31, 2000

                                                    U.S. GOVERNMENT         SHORT/INTERMEDIATE
                                                   MONEY MARKET FUND         FIXED INCOME FUND          FIXED INCOME FUND
                                              PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED   PERIOD ENDED  YEAR ENDED
                                                SEPT. 30,    MAR. 31,      SEPT. 30,    MAR. 31,     SEPT. 30,     MAR. 31,
                                                  2000         2000          2000         2000          2000         2000

---------------------------------------------------------------------------------------------------------------------------

OPERATIONS:

  Net investment income                      $ 8,421,865   $  9,916,800 $    558,525 $ 1,032,057 $  1,276,133 $   3,781,786

  Net realized gain (loss) on investments            110         (7,435)     (96,849)     24,762     (874,221)     (484,369)

  Change in unrealized appreciation (depreciation)

   on investments                                     --             --      279,467    (901,412)     804,791    (4,446,521)
                                             ------------  ------------ ------------ -----------   -----------  -----------

  Net increase (decrease) in net assets resulting

   from operations                             8,421,975      9,909,365      741,143     155,407    1,206,703    (1,149,104)
                                            ------------   ------------ ------------ -----------   ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:

  Net investment income                       (8,421,865)    (9,916,800)    (555,779) (1,040,790)  (1,272,368)   (3,831,892)

  Net capital gains                                   --             --           --          --           --      (992,917)
                                            ------------   ------------ ------------ -----------  -----------    -----------

  Total distributions                         (8,421,865)    (9,916,800)    (555,779) (1,040,790)   (1,272,368)   (4,824,809)
                                            ------------   ------------ ------------ -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (1):

  Proceeds from sale of shares               450,669,909    951,251,913     6,391,849 11,780,909     4,990,927    10,308,583

  Proceeds from reinvestment of dividends        211,335        206,720       449,613    913,598     1,224,398     4,744,491

  Redemption of shares                      (485,988,076)  (777,297,839)  (7,307,827)(12,437,478)  (10,319,363)  (42,954,356)
                                            ------------   ------------ ------------ -----------   -----------   ------------

  Net increase (decrease) from share
  transactions                               (35,106,832)   174,160,794      (466,365)   257,029    (4,104,038)  (27,901,282)
                                            ------------   ------------  ------------- ---------   -----------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (35,106,722)   174,153,359      (281,001)  (628,354)   (4,169,703)  (33,875,195)

NET ASSETS:

  Beginning of period                        307,883,660    133,730,301    21,007,782  21,636,136    48,544,480    82,419,675
                                            ------------   ------------  ------------ -----------  -----------   ------------

  End of period                             $272,776,983   $307,883,660  $ 20,726,781 $21,007,782  $ 44,374,777  $ 48,544,480
                                            ============   ============  ============ ===========  ============  ============

  Undistributed net investment income/(Distributions
   in excess of net investment income),
   end of period                            $     10,034   $     10,034  $    18,634  $    15,888  $     41,334  $     37,569
                                            ============   ============  ===========  ===========  ============  ============

(1) See Note 6 in the notes to the financial statements for additional information.

Amounts designated as "--" are either $0 or have been rounded to $0.

See notes to financial statements.

[graphic omitted]18

                          FIRST OMAHA FUNDS [GRAPHIC OMITTED] Semi-Annual Report

--------------------------------------------------------------------------------

           BALANCED FUND                   EQUITY FUND                     GROWTH FUND                SMALL CAP VALUE FUND
   PERIOD ENDED     YEAR ENDED    PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED     PERIOD ENDED     YEAR ENDED
     SEPT. 30,       MAR. 31,       SEPT. 30,       MAR. 31,        SEPT. 30,       MAR. 31,        SEPT. 30,       MAR. 31,
       2000            2000           2000            2000            2000            2000            2000            2000
---------------------------------------------------------------------------------------------------------------------------



  $   115,747     $   605,506    $   384,381   $   2,465,950     $    37,653     $    17,193     $    25,261     $    96,043

     (215,654)       (870,245)     2,971,035       9,623,756        (104,127)        144,552        (122,792)       (450,341)


      241,218        (451,243)    (1,661,052)    (22,556,441)        203,664       3,375,468       1,356,504       1,416,459
  -----------     -----------    -----------    ------------     -----------     -----------     -----------     -----------

      141,311        (715,982)     1,694,364     (10,466,735)        137,190       3,537,213       1,258,973       1,062,161
  -----------     -----------    -----------    ------------     -----------     -----------     -----------     -----------


     (118,179)       (612,643)      (388,119)     (2,478,199)        (33,628)         (7,416)        (26,212)       (102,839)

           --      (1,213,790)            --     (35,278,111)             --              --              --        (169,668)
  -----------     -----------    -----------    ------------     -----------     -----------     -----------     -----------
     (118,179)     (1,826,433)      (388,119)    (37,756,310)        (33,628)         (7,416)        (26,212)       (272,507)
  -----------     -----------    -----------    ------------     -----------     -----------     -----------     -----------


    1,104,256       6,343,381      3,640,842      22,818,088      12,001,900      18,614,782       1,340,960       3,962,232

      117,840       1,821,251        378,061      37,560,860          29,101           6,716          23,668         257,708

   (6,367,728)    (17,494,685)   (32,084,154)   (156,205,072)    (12,225,146)    (13,455,974)     (2,485,053)     (9,482,091)
  -----------     -----------    -----------    ------------     -----------     -----------     -----------     -----------
   (5,145,632)     (9,330,053)   (28,065,251)    (95,826,124)       (194,145)      5,165,524      (1,120,425)     (5,262,151)
  -----------     -----------    -----------    ------------     -----------     -----------     -----------     -----------
   (5,122,500)    (11,872,468)   (26,759,006)   (144,049,169)        (90,583)      8,695,321         112,336      (4,472,497)


   12,010,612      23,883,080     87,537,128     231,586,297      23,012,855      14,317,534       8,623,625      13,096,122
  -----------     -----------    -----------    ------------     -----------     -----------     -----------     -----------

  $ 6,888,112     $12,010,612    $60,778,122    $ 87,537,128     $22,922,272     $23,012,855     $ 8,735,961     $ 8,623,625
  ===========     ===========    ===========    ============     ===========     ===========     ===========     ===========


  $     2,022     $     4,454    $    (1,823)    $     1,915     $    15,395     $    11,370     $     1,245     $     2,196
  ===========     ===========    ===========     ===========     ===========     ===========     ===========     ===========

--------------------------------------------------------------------------------






                                                             19[graphic omitted]

Semi-Annual Report [graphic omitted] FIRST OMAHA FUNDS
--------------------------------------------------------------------------------

Financial Highlights(1)

For a Share Outstanding Throughout the Period Ended September 30,2000(Unaudited) and Years Ended March 31, (Unless Otherwise Indicated)







                                   NET REALIZED
                                       AND
           Net Asset               UNREALIZED          DISTRIBUTIONS                    NET ASSET
            Value       NET       GAINS (LOSSES)      FROM NET            DISTRIBUTIONS  VALUE,               NET ASSETS,
           Beginning INVESTMENT       ON             INVESTMENT          FROM CAPITAL   END OF      TOTAL        END OF
           of Period   INCOME      INVESTMENTS          INCOME             GAINS          PERIOD    RETURN+     PERIOD(000S)
---------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------

2000*      $ 1.00      $0.03        $--               $(0.03)             $--            $1.00     3.05%      $272,777
2000         1.00       0.05         --                (0.05)              --             1.00     5.06        307,884
1999         1.00       0.05         --                (0.05)              --             1.00     4.63        133,730
1998         1.00       0.05         --                (0.05)              --             1.00     4.95        100,497
1997         1.00       0.05         --                (0.05)              --             1.00     4.76        125,413
1996(2)      1.00       0.05         --                (0.05)              --             1.00     5.14         87,715
1995         1.00       0.04         --                (0.04)              --             1.00     3.51         76,105
----------------------------------------------------------------------------------------------------------------------------
SHORT/INTERMEDIATE FIXED INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
2000*      $ 9.56      $0.26      $0.08                 $(0.26)           $--           $ 9.64     3.61%       $20,727
2000        10.01       0.51      (0.45)                 (0.51)            --             9.56     0.71         21,008
1999         9.97       0.51       0.04                  (0.51)            --            10.01     5.61         21,636
1998         9.73       0.56       0.24                  (0.56)            --             9.97     8.37         19,509
1997         9.85       0.49      (0.10)                 (0.51)            --             9.73     4.00         21,042
1996(2)      9.66       0.52       0.17                  (0.50)            --             9.85     7.24         22,056
1995         9.62       0.42       0.05                  (0.43)            --             9.66     5.05         22,130
-----------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
2000*      $ 9.59      $0.27     $(0.01)                $(0.27)           $--           $ 9.58     2.76%       $44,375
2000        10.42       0.57      (0.67)                 (0.58)         (0.15)            9.59    (0.90)        48,544
1999        10.45       0.61         --                  (0.61)         (0.03)           10.42     5.93         82,420
1998         9.84       0.59       0.61                  (0.59)            --            10.45    12.50         77,671
1997        10.00       0.45      (0.15)                 (0.46)            --             9.84     3.06         75,524
1996(2)      9.63       0.59       0.35                  (0.57)            --            10.00     9.79         76,342
1995         9.58       0.51       0.07                  (0.53)            --             9.63     6.35         66,488
------------------------------------------------------------------------------------------------------------------------------
BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
2000*      $ 9.29      $0.13      $0.05                 $(0.13)           $--           $ 9.34     2.04%       $ 6,888
2000        11.06       0.34      (0.98)                 (0.35)         (0.78)            9.29    (6.18)        12,010
1999        12.24       0.38      (0.81)                 (0.38)         (0.37)           11.06    (3.73)        23,883
1998        10.41       0.38       1.90                  (0.38)         (0.07)           12.24    22.34         25,692
1997(3)     10.00       0.21       0.40                  (0.20)            --            10.41     6.14         10,895





                             Ratio of   Ratio      Ratio     Ratio     Portfolio
                             Net        of Net     of Net    of Net     Turnover
                             Expenses  Investment Expenses Investment   Rate
                             to Average Income to to Average Income to
                             Net Assets Average   Net Assets Average
                                       Net Assets(Excluding Net Assets
                                                  Waivers   (Excluding
                                                              Waivers)
-----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------
2000*                             0.37%   6.01%   0.55%          5.83%    N/A
2000                              0.39    5.10    0.55           4.94     N/A
1999                              0.54    4.52    0.58           4.48     N/A
1998                              0.55    4.83    0.58           4.80     N/A
1997                              0.58    4.66    0.59           4.65     N/A
1996(2)                           0.54    5.12    0.59           5.07     N/A
1995                              0.63    4.46    1.23           3.86     N/A
---------------------------------------------------------------------- ------
SHORT/INTERMEDIATE FIXED INCOME FUND
---------------------------------------------------------------------- ------
2000*                             0.98%   5.46%   1.15%          5.29%  17.47%
2000                              1.02    5.28    1.18           5.12   36.41
1999                              0.97    5.05    1.13           4.89   21.36
1998                              0.99    5.54    1.15           5.38   26.58
1997                              0.97    5.01    1.08           4.90    4.73
1996(2)                           0.89    5.34    1.02           5.21   41.45
1995                              0.88    5.63    1.51           5.00    9.93
-----------------------------------------------------------------------------
FIXED INCOME FUND
-----------------------------------------------------------------------------
                                  0.96%   5.62%   1.14%          5.44   31.69%
                                  0.91    5.68    1.08           5.51   18.39
                                  0.88    5.78    1.05           5.61   31.35
                                  0.89    5.74    1.05           5.58   19.03
                                  0.89    4.48    1.00           4.37   12.66
                                  0.83    5.94    0.96           5.81   37.35
                                  0.87    6.98    1.51           6.34    7.04
-----------------------------------------------------------------------------
 BALANCED FUND
-----------------------------------------------------------------------------
                                  1.91%   2.90%   2.31%          2.50%  40.71%
                                  1.10    3.16    1.42           2.84   31.43
                                  1.01    3.20    1.32           2.89   33.17
                                  0.88    3.37    1.43           2.82   10.46
                                  1.16    3.25    3.04           1.37    5.92

* For the six month period ended September 30, 2000. All ratios for the period have been annualized.
+ Returns are for the period indicated and have not been annualized.
(1) Performance data for each Fund prior to April 10, 1995 relates to a corresponding predecessor First Omaha Fund, the assets of which were acquired on that date.
(2) Commenced operations on April 10, 1995. All ratios for the period have been annualized.
(3) Commenced operations on August 6, 1996. All ratios for the period have been annualized.
(4) Commenced operations on April 1, 1998. All ratios for the period have been annualized.
(5) Commenced operations on June 10, 1996. All ratios for the period have been annualized.

See notes to financial statements.

[graphic omitted]20

                                                                          FIRST OMAHA FUNDS [GRAPHIC OMITTED]Semi-Annual Report
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------
2000*     $  9.00      $0.05     $0.15          $(0.05)   $ --              $ 9.15  2.25% $ 60,778     1.19%   1.10%   1.31%
2000        13.36       0.19     (1.21)          (0.19)     (3.15)            9.00 (9.29)   87,537     1.07    1.47    1.18
1999        16.19       0.26     (1.66)          (0.26)     (1.17)           13.36 (9.20)  231,586     1.03    1.74    1.15
1998        13.74       0.29      3.50           (0.29)     (1.05)           16.19 28.89   312,073     1.03    1.89    1.14
1997        13.07       0.30      1.63           (0.30)     (0.96)           13.74 14.99   259,200     1.04    2.17    1.10
1996(2)     11.39       0.28      2.13           (0.28)     (0.45)           13.07 21.52   224,169     0.99    2.32    1.07
1995        10.48       0.21      1.48           (0.22)     (0.56)           11.39 16.48   161,323     1.03    2.50    1.62
---------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------
2000*      $11.44      $0.02     $0.14          $(0.02)   $ --             $ 11.58  1.38%  $22,922     0.99%   0.37%   1.33%
2000         9.48       0.01      1.95              --      --               11.44 20.72    23,013     1.03    0.10    1.41
1999(4)     10.00       0.10     (0.53)          (0.09)     --                9.48 (4.28)   14,318     1.21    1.15    1.63
---------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
2000*      $10.31      $0.03     $1.62          $(0.03)   $ --              $11.93 16.09%  $ 8,736     1.77%   0.61%   2.33%
2000         9.85       0.10      0.65           (0.10)     (0.19)           10.31  7.55%    8,624     1.46    0.89    2.02
1999        12.94       0.18     (2.73)          (0.18)     (0.36)            9.85(20.18)   13,096     1.21    1.55    1.71
1998        10.52       0.19      2.88           (0.19)     (0.46)           12.94 29.60    17,019     1.11    1.62    1.92
1997(5)     10.00       0.15      0.58           (0.15)     (0.06)           10.52  7.30     7,173     1.34    2.15    3.76

                                                             21[graphic omitted]

Semi-Annual Report [graphic omitted] FIRST OMAHA FUNDS
--------------------------------------------------------------------------------

Notes to Financial Statements
September 30, 2000 (Unaudited)

--------------------------------------------------------------------------------


1.ORGANIZATION

First Omaha Funds, Inc. (the "Company") was organized in October, 1994 as a Nebraska corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At September 30, 2000, the only series presently authorized are the U.S. Government Money Market Fund, the Short/Intermediate Fixed Income Fund, the Fixed Income Fund, the Balanced Fund, the Equity Fund, the Growth Fund and the Small Cap Value Fund (individually referred to as a "Fund" and collectively as the "Funds").

2.SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

(a) Investment Valuation

Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price.

Securities traded on only over-the-counter markets are valued at the latest bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the respective Fund's investment adviser, First National Bank of Omaha ("First National") or FNC Trust Group, n.a. ("FNC"; collectively, the "Advisers"), and determination of the appropriate price whenever a furnished price is significantly different from the previous day'sfurnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

Pursuant to Rule 2a-7 of the 1940 Act, investments of the U.S. Government Money Market Fund are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Fund may not (i) purchase any instrument with a remaining maturity greater than 13 months unless such investment is subject to a demand feature, or (ii) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

(b) Repurchase Agreements

The Funds may acquire repurchase agreements from financial institutions such as banks and broker/dealers which the Advisers deem creditworthy under guidelines approved by the Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

[graphic omitted]22

                                FIRST OMAHA [GRAPHIC OMITTED] Semi-Annual Report
--------------------------------------------------------------------------------
(c) Organization Costs

Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized on a straight-line basis over a period of five years from the date upon which the Funds commenced their investment activities. Organization costs have been allocated equally among the respective Funds or by specific identification, as applicable. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Fund being redeemed by the total number of original shares outstanding at the time of redemption.

(d) Expenses

Each Fund is charged for those expenses that are directly attributable to the Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

(e) Distributions to Shareholders

The U.S. Government Money Market Fund declares dividends of net investment income daily, and the remaining Funds declare dividends monthly. All of the Funds pay dividends of net investment income monthly. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differ ences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Federal Income Taxes

Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of the income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

As of March 31, 2000, each of the U.S. Government Money Market Fund, Short/Intermediate Fixed Income Fund, Growth Fund, and Small Cap Value Fund had federal income tax capital loss carryforwards of $25,604, $226,767, $732,430 and $43,494, respectively. The $25,604 federal income tax loss carryforward for the U.S. Government Money Market Fund expires as follows: $14,927 in 2003, $3,242 in 2006 and $7,435 in 2008. the $226,767 federal income tax loss carryforward for the Short/Intermediate Fixed Income Fund expires as follows: $61,572 in 2003, $109,194 in 2004 and $56,001 in 2005. The $735,430 federal income tax loss carryforward for the Growth Fund expires as follows: $267,823 in 2007 and $464,607 in 2008. The entire federal income tax carryforward for the Small Cap Value Fund expires in 2008. It is management's intention to make no distribution of any future realized capital gains until the federal income tax loss carryforwards are exhausted.

(g) Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported changes in net assets during the reporting period. Actual results could differ from those estimates.

                                                             23[graphic omitted]

Semi-Annual Report (C) FIRST OMAHA FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
September 30, 2000 (Unaudited)

(h) Other

Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Original issue discount is amortized over the expected life of each applicable security.

3.INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have agreements with the respective Advisers to furnish investment advisory services to the Funds. Under the terms of these agreements, the Funds will pay a monthly fee at the annual rate of the following percentages on average daily net assets: to First National, 0.25% for the U.S. Govern-ment Money Market Fund, 0.50% for the Short/Intermediate Fixed Income Fund, 0.60% for the Fixed Income Fund, 0.75% for the Balanced Fund, 0.75% for the Equity Fund and 0.85% for the Small Cap Value Fund; and to FNC, 0.75% for the Growth Fund. For the period ended September 30, 2000, advisory fees of $168,436, $5,113, $11,360, $7,949, $25,817 and $14,535 were waived in the U.S. Government Money Market Fund, the Short/Intermediate Fixed Income Fund, the Fixed Income Fund, the Balanced Fund, the Growth Fund and the Small Cap Value Fund, respectively.

First National also serves as custodian and transfer agent for each of the Funds. The custodian receives compensation from each of the Funds for such services in an amount equal to a fee, computed daily and payable monthly, at an annual rate of 0.03% of each Fund's average daily net assets. For the period ended September 30, 2000, custody fees of $3,068, $6,816, $1,192, $10,440,
$3,098 and $1,246 were waived in the Short/Intermediate Fixed Income Fund, the Fixed Income Fund, the Balanced Fund, the Equity Fund, the Growth Fund and the Small Cap Value Fund, respectively. The transfer agent also receives compensation from each of the Funds for such services.

SEI Investments Mutual Funds Services (the "Administrator") acts as Administrator for each of the Funds. As compensation for its administrative and accounting services the Administrator is entitled to a fee, computed daily and payable monthly, at an annual rate of 0.20% of each Fund's average daily net assets, subject to a minimum fee of $638,500. Prior to October 1, 2000, administrative services were provided by Sunstone Financial Group, Inc. for an annual fee of 0.20% of the Funds. For the period ended September 30, 2000, administrative fees of $88,126, $4,376, $9,721, $5,342, $14,886, $5,936 and
$5,693 were waived in the U.S. Government Money Market Fund, the Short/Intermediate Fixed Income Fund, the Fixed Income Fund, the Balanced Fund, the Equity Fund, the Growth Fund and the Small Cap Value Fund, respectively.

The Advisers and the Administrator may periodically volunteer to reduce all or a portion of their fees with respect to one or more Funds. These waivers may be terminated at any time. The Advisers and the Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fees will cause the yield of that Fund to be higher than it would be in the absence of such reduction.

SEI Investments Distribution Co. (the "Distributor") acts as Distributor for each of the Funds. The Distributor receives no compensation from the Funds under its Distribution Agreement with the Company, but may receive compensation under the Distribution and Service Plan at an annual rate of 0.25% of the average daily net assets of each of the Funds' shares.

[graphic omitted]24

--------------------------------------------------------------------------------


                          FIRST OMAHA FUNDS [GRAPHIC OMITTED] Semi-Annual Report

--------------------------------------------------------------------------------


4.DISTRIBUTION AND SERVICE PLAN

Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Distribution and Service Plan (the "Plan"), under which each Fund is authorized to pay a periodic amount representing distribution expenses calculated at an annual rate not to exceed 0.25% of the average daily net assets of that Fund. Such amount may be used to pay banks, broker/dealers and other institutions, which may include the Advisers, their correspondent and affiliated banks and the Distributor (each a "Participating Organization") for distribution and/or shareholder service assistance pursuant to an agreement between the Distributor and the Participating Organization. As of September 30, 2000, there are no 12b-1 Agreements with any Participating Organizations.

5.ADMINISTRATIVE SERVICES PLAN

The Company has adopted an Administrative Services Plan pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions, which may include the Advisers, their correspondent and affiliated banks and the Administrator (each a "Service Organization"). Such Service Organizations agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders who are the beneficial or record owner of shares of that Fund. In consideration for such services, a Service Organization receives a fee from a Fund, computed daily and paid monthly at an annual rate of up to 0.25% of the average daily net asset value of shares of that Fund owned beneficially or of record by such Service Organization's customers for whom the Service Organization provides such services. Effective November 1, 1996, the Company entered into an agreement under the Plan with First National at an annual rate of 0.10% of the average daily net assets serviced for each of the Short/Intermediate Fixed Income Fund, the Fixed Income Fund, the Balanced Fund, the Equity Fund and the Small Cap Value Fund. For the period ended September 30, 2000, fees of $9,407, $22,279, $3,229, $32,721 and $3,838 were accrued under this agreement, respectively, and fees of $4,714, $11,741, $1,649, $17,786 and $1,922 were waived by First
National, respectively.

6.CAPITAL STOCK

The Company is authorized to issue a total of 1,000,000,000 shares of common stock in series with a par value of $0.00001 per share. The Board of Directors is empowered to issue other series of the Company's shares without shareholder approval.

Each share of stock will have a pro rata interest in the assets of the Fund to which the stock of that series relates and will have no interest in the assets of any other Fund.

Transactions in shares of the Funds for the period ended September 30, 2000 were as follows:


                                                      U.S         Short/
                                                 Government   Intermediate    Fixed                                Small Cap
                                                Money Market  Fixed Income   Income   Balanced   Equity    Growth     Value
                                                   Fund           Fund         Fund    Fund      Fund      Fund       Fund
-----------------------------------------------------------------------------------------------------------------------------

Shares sold                                    450,669,909      668,390     524,341   119,311    399,454 1,069,188   124,538
-----------------------------------------------------------------------------------------------------------------------------
Shares issued to holders
 in reinvestment of dividends                      211,335       47,140     129,284    12,749     41,580    2,579      2,227
-----------------------------------------------------------------------------------------------------------------------------
Shares redeemed                               (485,988,076)    (763,510) (1,083,882) (686,644)(3,529,673)(1,103,429)(230,557)
-----------------------------------------------------------------------------------------------------------------------------
Net decrease                                   (35,106,832)     (47,980)   (430,257) (554,584)(3,088,639)   (31,662)(103,792)
                                               ===========       ======   =========   =======  ========= ==========  =======








                                                             25[graphic omitted]

Semi-Annual Report [graphic omitted]FIRST OMAHA FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements (concluded)
September 30, 2000 (Unaudited)

Transactions in shares of the Funds for the year ended March 31, 2000 were as follows:



                                                     U.S         Short/
                                                  Government  Intermediate   Fixed                                        Small Cap
                                                 Money Market Fixed Income  Income    Balanced     Equity      Growth       Value
                                                     Fund         Fund       Fund       Fund        Fund        Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------

Shares sold                                    951,251,913    1,218,300  1,031,125     587,089    1,912,487   1,775,315     381,013
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to holders in
 reinvestment of dividends                         206,720       94,396    484,273     182,260     3,826,799        622      23,392
-----------------------------------------------------------------------------------------------------------------------------------
Shares redeemed                               (777,297,839)  (1,275,787)(4,365,668) (1,635,676)  (13,349,968)(1,274,645)   (898,176)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                        174,160,794       36,909 (2,850,270)   (866,327)   (7,610,682)   501,292    (493,771)
                                              ============    ========= ==========   =========    ==========  =========     =======

7.INVESTMENT TRANSACTIONS

The  aggregate   purchases  and  sales  of  securities,   excluding   short-term
investments, for the Funds for the period ended September 30, 2000 were as follows:


                                         U.S         Short/
                                      Government   Intermediate    Fixed                                         Small Cap
                                    Money Market Fixed Income     Income     Balanced     Equity      Growth        Value
                                        Fund          Fund         Fund        Fund        Fund        Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Purchases
 U.S. Government                     $451,119,487   $3,982,786  $12,505,891  $2,434,147          --          --          --
 Other                                         --           --    1,516,455     630,328  $8,897,531  $5,320,218  $1,362,591
---------------------------------------------------------------------------------------------------------------------------
Sales
 U.S. Government                      472,556,078      496,990    2,941,264   1,496,211          --          --          --
 Other                                         --    2,893,793   13,823,950   6,541,064  31,922,608   4,352,561   2,046,818
---------------------------------------------------------------------------------------------------------------------------



As of September 30, 2000, gross unrealized appreciation and depreciation of investments, were as follows:


                                              U.S         Short/
                                           Government   Intermediate   Fixed                                       Small Cap
                                          Money Market  Fixed Income  Income    Balanced     Equity      Growth       Value
                                             Fund          Fund        Fund       Fund        Fund        Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------
Appreciation                               $--       $  80,054  $   172,128   $ 472,997 $11,801,093 $ 5,424,512 $ 1,688,895
-----------------------------------------------------------------------------------------------------------------------------
(Depreciation)                              --        (517,551)  (1,664,868)   (390,028) (5,817,516) (1,227,487) (1,171,770)
-----------------------------------------------------------------------------------------------------------------------------
Net appreciation
(depreciation) on investments              $--      $(437,497)  $(1,492,740)  $  82,969 $ 5,983,577  $  517,125   4,197,025
                                          =====     =========   ===========   ========= ===========  ==========  ==========
---------------------------------------------------------------------------------------------------------------------------


As of September 30, 2000, the cost of investments for federal income tax purposes is substantially the same as for financial statement purposes.

[graphic omitted]26

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

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                               NOTICE TO INVESTORS

                      Shares of the First Omaha Funds are:

                                NOT FDIC INSURED

                                 May lose value

                                No bank guarantee

An investment in the U.S. Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The First Omaha Funds are distributed by SEI Investments Distribution Co.

INVESTMENT ADVISER AND CUSTODIAN

First National Bank of Omaha
Attention: Trust Division
1620 Dodge
Omaha, Nebraska 68102

ADMINISTRATOR

SEI Investments Mutual Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Cline, Williams, Wright, Johnson & Oldfather
One Pacific Place
1125 S. 103rd St., Suite 720
Omaha, Nebraska 68124-1071

AUDITORS

KPMG Peat Marwick LLP
Two Central Park Plaza, Suite 1501

Omaha, Nebraska 68102

This report has been prepared for the general information of First Omaha Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective First Omaha Funds prospectus. The prospectus contains more complete information about First Omaha Funds' investment objectives, management fees and expenses, risks and operating policies. Please read the prospectus carefully before investing or sending money.

For more information
call 1-800-OMAHA-03

or write to:

First Omaha Funds
P.O. Box 419022

Kansas City, Missouri 64141-6022